ADVANCES FOR FUTURE CAPITAL INCREASE (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCES FOR FUTURE CAPITAL INCREASE
Schedule of non-current assets for the advances for future capital increase

	12/31/2018	12/31/2017
SPEs:
Energia Sustentável do Brasil	337,200	734,400
TDG Transmissora Delmiro Gouveia	101,000	101,000
Fronteira Oeste Transmissora de Energia S.A.	13,010	37,467
Vamcruz I Participações S.A.	5,929	9,800
Geradora Eólica Itaguaçu da Bahia SPE S.A.	—	72,814
	457,139	955,481
Other investments	2,424	4,357
	459,563	959,838